Allocated Gross Proceeds of Offering (Detail) (USD $)	1 Months Ended	12 Months Ended
	Apr. 01, 2010	Jun. 30, 2010
Preferred Stock [Line Items]
Total gross proceeds		$ 11,497,000
Allocated to warrants		(1,759,008)
Allocated to Convertible Preferred Stock		9,737,992
Series A Preferred Stock
Preferred Stock [Line Items]
Total gross proceeds	10,297,000	10,297,000
Allocated to warrants		(1,530,070)
Allocated to Convertible Preferred Stock		8,766,930
Series B Preferred Stock
Preferred Stock [Line Items]
Total gross proceeds	1,200,000	1,200,000
Allocated to warrants		(228,938)
Allocated to Convertible Preferred Stock		$ 971,062